Share-based compensation (Details) - USD ($)		12 Months Ended
	Dec. 29, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 20, 2017
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation		$ 4,894,478	$ 7,828,255	$ 4,904,626
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		$ 740,223
Deferred Compensation Arrangement With Individual Bouns Granted Amount					$ 740,223
XIN Eco Marine Group [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Acquisition, Percentage of Stock Options Issued	25.00%
Business Acquisition, Stock Options Issued, Fair Value	$ 3,167,000